Parent Only Financial Statements (Details) - Schedule of condensed balance sheets - Reportable Legal Entities [Member] - Parent Company [Member]	Jun. 30, 2022 USD ($) shares
Current Assets
Cash and cash equivalents	$ 98,722
Prepaid expenses and other current assets, net	304,700
Total Current Assets	403,422
Due from subsidiaries, VIE and VIE’s subsidiaries	79,961,457
Total Non-Current Assets	79,961,457
Total Assets	80,364,879
Current Liabilities
Due to related party	10,000,000
Due to subsidiaries, VIE and VIE’s subsidiaries	2,000,000
Accrued expenses and other liabilities	1,304
Total Current Liabilities	12,001,304
Deficit of investments in subsidiaries, VIE and VIE’s subsidiaries	11,601,329
Total Non-Current Liabilities	11,601,329
Total Liabilities	23,602,633
Total Mezzanine Equity	68,868,762
SHAREHOLDERS’ EQUITY
Ordinary shares (par value $0.0001 per share, 458,694,920 shares authorized, 44,069,300 shares issued and outstanding as of June 30, 2022)	4,407
Additional paid-in capital	5,656,757
Statutory reserve	919,407
Accumulated deficit	(18,411,335)
Accumulated other comprehensive loss	(275,752)
Total Shareholders’ Deficit Attributable to BaiJiaYun Limited	(12,106,516)
Total Liabilities, Mezzanine Equity and Shareholders’ Deficit	$ 80,364,879
Redeemable Convertible Preferred Stock [Member]
Current Liabilities
Convertible redeemable preferred shares (in Shares) | shares	1,078,376
Series A Convertible Redeemable Preferred Shares [Member]
Current Liabilities
Convertible redeemable preferred shares (in Shares) | shares	3,135,822
Series A-1 Convertible Redeemable Preferred Shares [Member]
Current Liabilities
Convertible redeemable preferred shares (in Shares) | shares	6,591,553
Series A-2 Convertible Redeemable Preferred Shares [Member]
Current Liabilities
Convertible redeemable preferred shares (in Shares) | shares	4,629,590
Series A-3 Convertible Redeemable Preferred Shares [Member]
Current Liabilities
Convertible redeemable preferred shares (in Shares) | shares	4,843,169
Series B Convertible Redeemable Preferred Shares [Member]
Current Liabilities
Convertible redeemable preferred shares (in Shares) | shares	23,676,836
Series B+ Convertible Redeemable Preferred Shares. [Member]
Current Liabilities
Convertible redeemable preferred shares (in Shares) | shares	12,707,581
Series C Convertible Redeemable Preferred Shares [Member]
Current Liabilities
Convertible redeemable preferred shares (in Shares) | shares	12,205,835